SIGNIFICANT CUSTOMERS - Disclosure of detailed information about operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenues	$ 7,425,707	$ 11,149,130	$ 20,550,682
Customer A [Member]
Disclosure of major customers [line items]
Revenues	2,787,027	5,505,214	11,043,962
Customer B [Member]
Disclosure of major customers [line items]
Revenues	252,804	485,674	2,660,840
Customer C [Member]
Disclosure of major customers [line items]
Revenues	932,248	2,710,540	1,957,400
Customer D [Member]
Disclosure of major customers [line items]
Revenues	$ 1,314,843	$ 1,280,155	$ 308,443